JPMorgan Strategic Income Opportunities Fund Average Annual Total Returns - R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	2.47%	1.77%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	5.59%	2.80%	2.97%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	1.63%	1.62%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.28%	1.64%	1.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.69%	2.92%	3.05%